Other current liabilities	12 Months Ended
Dec. 31, 2020
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Other current liabilities
Note 13. Other current liabilities

	As of December 31,	As of December 31,
	2019	2020
	$ in thousands
VAT Payables	130	81
Accruals for personnel related expenses	7,295	13,235
Other	1,072	6,077

Total	8,497	19,393

Accruals for personnel are related to annual bonuses, vacations accruals and social expenses on stock options. The increase in accruals for personnel related expenses between December 31, 2019 and December 31, 2020, is mainly driven by higher accrual for paid vacations, French social security and annual bonuses due to the increase of headcount recruited both in the United States and in France.
As of December 31, 2020 “Other” mainly include payables to fixed asset suppliers for $3.7 million, Board of Directors attendance fees for $0.3 million liabilities and other tax liabilities for $0.2 million.

As of December 31, 2019 “Other” mainly include payables to fixed asset suppliers for $0.6 million, Board of Directors attendance fees for $0.3 million liabilities and other tax liabilities for $0.2 million.